UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08673

BNY Mellon Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/2022

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Investment Portfolios, MidCap Stock Portfolio

SEMI-ANNUAL REPORT June 30, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2022, through June 30, 2022, as provided by portfolio managers Peter D. Goslin, CFA and Adam Logan, CFA of Newton Investment Management North America, LLC, sub-adviser

Market and Fund Performance Overview

For the six-month period ended June 30, 2022, BNY Mellon Investment Portfolios, MidCap Stock Portfolio (the “fund”) Initial shares produced a total return of −19.61%, and its Service shares produced a total return of −19.74.1 In comparison, the fund’s benchmark, the S&P MidCap 400® Index (the “Index”), produced a total return of −19.54% for the same period.2

Mid-cap stocks lost ground during the reporting period under pressure from sharply increasing inflation, monetary tightening measures undertaken by the U.S. Federal Reserve (the “Fed”) and uncertainties related to Russia’s invasion of Ukraine. The fund slightly underperformed the Index, largely due to relatively weak returns in the financials, consumer discretionary and information technology sectors.

The Fund’s Investment Approach

The fund seeks investment results that are greater than the total return performance of publicly traded, common stocks of medium-sized, domestic companies in the aggregate, as represented by the Index. To pursue this goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of mid-cap companies.

The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines quantitative-modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the Index is a primary goal of the investment process.

The portfolio managers select stocks through a “bottom-up” structured approach that seeks to identify undervalued securities using a quantitative ranking process. The process is driven by a proprietary stock selection model that measures a diverse set of corporate characteristics to identify and rank stocks based on valuation, momentum, sentiment and earnings-quality measures.

Next, the fund’s portfolio managers construct the portfolio through a risk-controlled process, focusing on stock selection, as opposed to making proactive decisions as to industry and sector exposure. The portfolio managers seek to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to the fund’s benchmark. Finally, within each sector and style subset, the fund will seek to overweight the most attractive stocks and underweight or not hold the stocks that have been ranked least attractive.

Mounting Inflation Poses an Economic Challenge

Inflationary pressures put a damper on markets in early 2022. Commodity prices rose in response to wage increases and lingering, pandemic-related supply-chain bottlenecks, while government stimulus and accommodative monetary policies pressured prices as well. Central banks responded with increasingly hawkish actions targeting inflation. The Fed raised the

2

federal fund target rate by .25% in March and .50% in May, followed by a .75% hike in June. Fed officials projected a year-end federal funds rate of 3.4%, compared with initial projections of 1.9% made in March.

Nevertheless, inflation continued to gather steam, exacerbated by the Russian invasion of Ukraine in February 2022. Energy costs, already at elevated levels, spiked higher, along with prices of crucial agricultural chemicals, grains and industrial metals. By the end of June, the U.S. consumer price index, a widely accepted measure of inflation, had risen by approximately 8.6% from 12-month-previous levels, the largest 12-month percentage increase since 1981.

Quality and Earnings Revisions Factors Underperform

Investors failed to reward the quality and earnings revisions factors employed by the fund, causing performance to slightly lag that of the Index. While the fund’s systematic stock-selection approach is based on rankings of value, momentum, sentiment and quality measures rather than focusing on industry or sector exposure, some industries and sectors detracted from returns more than others. During the review period, the fund’s positions in the financials, consumer discretionary and information technology sectors proved weakest relative to the Index. As the fund invests in a large number of stocks, the performance of any individual holding had minimal impact on overall fund performance. Nevertheless, lack of exposure to two strong-performing financial sector stocks—regional bank First Horizon and life insurer Unum Group—took a toll on relative returns. In the consumer discretionary sector, weak selection in the apparel and textile industry undermined performance. In information technology, cloud-based customer relationship management company HubSpot lost ground along with other richly valued, growth-oriented technology names.

Conversely, the fund’s relative returns benefited from the effectiveness of value factors in identifying strong-performing stocks. Strong-performing sectors included real estate, industrials and materials. In the real estate sector, selections among real estate investment trusts bolstered returns. Among industrials, holdings in the machinery and the commercial services and supplies areas outperformed. In the materials sector, chemicals holdings produced the best results. Notably strong, individual contributors to relative performance included oil and gas exploration and production company Marathon Oil, medical device maker Masimo and reinsurer Alleghany.

Maintaining a Systematic and Disciplined Investment Approach

Whether or not the U.S. economy continues to grow in the coming months is likely to depend on the continuing impact of inflation and the effectiveness of the Fed’s efforts to keep it in check. The latest Fed projections for the remainder of 2022 show the U.S. economy remaining out of recession, with modest growth of 1.7%, unemployment at 3.7% and consumer price index inflation at 8%-to-9% at year end, As mentioned earlier, the Fed expects the federal funds rate to end 2022 in the 3.25%-to-3.5% range, implying a further 1.5%-to-1.75% increase over the next six months, a near-doubling of the current rate. While many market observers viewed the Fed’s earlier actions as behind the inflation curve, most view their more recent actions and current projections as more closely in line with their own expectations, a positive sign for market stability and confidence. Other positive signs are the continued resilience of consumer spending, which represents over half of the U.S. economy, and the stability of the yield curve, which has remained relatively flat. An inversion of the

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

yield curve, in which short-term yields exceed longer-term yields, is often seen as a sign of an impending recession. The effects of inflation and the strong U.S. dollar on corporate profitability are other areas that bear close watching in terms of possible impacts on equity performance.

The fund’s investment strategy remains sharply focused on our systematic approach to evaluating securities and building portfolios. This approach has allowed us to create an investment process that participates in rising equity markets and helps protect capital during times of stress in the marketplace. As of the end of the review period, the fund holds 294 individual securities characterized by attractive valuations and improving fundamentals. Sector weightings remain close to those of the Index, with slightly overweight exposure to communication services, materials and real estate, and slightly underweight exposure to information technology, industrials and health care. As always, overweights and underweights are determined by our bottom-up, factor-driven stock selection process rather than by top-down macroeconomic opinions. We continue to mitigate risks relative to the Index from a sector and market-capitalization standpoint, and believe the fund is well positioned to benefit from the prevailing market environment.

July 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through April 29, 2023, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The Index measures the performance of mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Stocks of mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Investment Portfolios, MidCap Stock Portfolio made available through insurance products may be similar to those of other funds managed by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other BNY Mellon Investment Adviser, Inc. fund.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Investment Portfolios, MidCap Stock Portfolio from January 1, 2022 to June 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended June 30, 2022

	Initial Shares	Service Shares
Expenses paid per $1,000†	$3.58	$4.69
Ending value (after expenses)	$803.90	$802.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended June 30, 2022

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.01	$5.26
Ending value (after expenses)	$1,020.83	$1,019.59
†

Expenses are equal to the fund’s annualized expense ratio of .80% for Initial Shares and 1.05% for Service Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
June 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Automobiles & Components - 1.1%
Adient	5,475	[a]	162,224
Fox Factory Holding	865	[a]	69,667
Harley-Davidson	16,395		519,066
The Goodyear Tire & Rubber Company	27,355	[a]	292,972
Thor Industries	6,660	[b]	497,702
			1,541,631
Banks - 7.3%
Associated Banc-Corp	72,350		1,321,111
Bank OZK	14,615		548,501
Cathay General Bancorp	40,220		1,574,613
Essent Group	10,345		402,420
Fulton Financial	37,965		548,594
Hancock Whitney	22,485		996,760
MGIC Investment	42,865		540,099
PacWest Bancorp	31,070		828,326
Popular	2,130		163,861
Synovus Financial	25,235		909,722
UMB Financial	15,220		1,310,442
Washington Federal	24,600		738,492
			9,882,941
Capital Goods - 11.9%
A.O. Smith	6,045		330,541
Acuity Brands	4,155		640,036
AECOM	18,410		1,200,700
Air Lease	3,965		132,550
Allison Transmission Holdings	3,205		123,232
Armstrong World Industries	5,115		383,420
Builders FirstSource	8,660	[a]	465,042
Carlisle	1,575		375,811
Crane Holdings	4,300		376,508
Curtiss-Wright	4,780		631,247
Donaldson	21,310		1,025,863
Dycom Industries	5,750	[a]	534,980
EMCOR Group	12,125		1,248,390
Kennametal	32,850		763,105
Lennox International	4,475		924,490
Lincoln Electric Holdings	5,115		630,986
Nordson	4,045		818,870
nVent Electric	37,565		1,176,911
Owens Corning	3,810		283,121
Pentair	25,170		1,152,031

6

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Capital Goods - 11.9% (continued)
Simpson Manufacturing	3,155		317,425
SiteOne Landscape Supply	1,710	[a]	203,268
Sunrun	8,110	[a]	189,450
Terex	12,295		336,514
Textron	7,755		473,598
The Timken Company	3,210		170,291
The Toro Company	2,465		186,822
Trex	8,740	[a]	475,631
Univar Solutions	6,230	[a]	154,940
Watts Water Technologies, Cl. A	3,960		486,446
			16,212,219
Commercial & Professional Services - 2.9%
ASGN	6,300	[a]	568,575
CACI International, Cl. A	1,580	[a]	445,212
FTI Consulting	2,695	[a]	487,391
Insperity	5,185		517,619
Jacobs Engineering Group	1,160		147,471
ManpowerGroup	5,085		388,545
Science Applications International	1,740		161,994
Tetra Tech	6,460		882,113
The Brink's Company	4,460		270,767
			3,869,687
Consumer Durables & Apparel - 4.5%
Brunswick	7,325		478,908
Capri Holdings	12,815	[a]	525,543
Carter's	5,315	[b]	374,601
Columbia Sportswear	7,215		516,450
Crocs	6,695	[a]	325,846
Deckers Outdoor	1,300	[a]	331,955
Mattel	34,530	[a]	771,055
NVR	65	[a]	260,269
PVH	4,270		242,963
Ralph Lauren	2,190		196,334
Tapestry	13,030		397,676
Taylor Morrison Home	7,260	[a]	169,594
Tempur Sealy International	22,240		475,269
Toll Brothers	6,360		283,656
TopBuild	2,785	[a]	465,541
Under Armour, Cl. A	16,515	[a]	137,570
Whirlpool	790	[b]	122,347
			6,075,577
Consumer Services - 4.4%
Boyd Gaming	11,025		548,494

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Consumer Services - 4.4% (continued)
Choice Hotels International	1,410		157,398
Churchill Downs	505	[a]	96,723
Grand Canyon Education	8,420	[a]	793,080
H&R Block	10,775		380,573
Light & Wonder	5,460	[a]	256,565
Marriott Vacations Worldwide	6,960		808,752
MGM Resorts International	8,065		233,482
Service Corp. International	16,290		1,125,965
Six Flags Entertainment	4,645	[a]	100,797
Texas Roadhouse	6,640		486,048
The Wendy's Company	16,765		316,523
Travel + Leisure	2,045		79,387
Wyndham Hotels & Resorts	8,170		536,932
			5,920,719
Diversified Financials - 3.1%
Affiliated Managers Group	3,905		455,323
FactSet Research Systems	1,780		684,535
Janus Henderson Group	21,920		515,339
Jefferies Financial Group	19,900		549,638
Lazard, Cl. A	2,635	[b]	85,400
Navient	16,525		231,185
New Residential Investment	28,275	[c]	263,523
SEI Investments	6,650		359,233
Stifel Financial	16,370		917,047
Voya Financial	1,465	[b]	87,211
			4,148,434
Energy - 4.2%
Antero Midstream	22,230	[b]	201,181
ChampionX	7,075		140,439
CNX Resources	28,245	[a,b]	464,913
Continental Resources	4,560		297,996
Devon Energy	1,315		72,470
Diamondback Energy	2,510		304,086
DT Midstream	6,175		302,698
EQT	1,585		54,524
Equitrans Midstream	16,325		103,827
Marathon Oil	25,790		579,759
Murphy Oil	33,820		1,021,026
Occidental Petroleum	6,045		355,930
Range Resources	19,570	[a]	484,357
Targa Resources	22,960		1,370,023
			5,753,229

8

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Food & Staples Retailing - 2.1%
BJ's Wholesale Club Holdings	16,350	[a]	1,018,932
Performance Food Group	18,185	[a]	836,146
Sprouts Farmers Market	22,825	[a]	577,929
The Kroger Company	9,355		442,772
			2,875,779
Food, Beverage & Tobacco - 1.4%
Darling Ingredients	12,855	[a]	768,729
Freshpet	3,550	[a,b]	184,210
Pilgrim's Pride	2,620	[a]	81,823
Sanderson Farms	2,405		518,350
The Hain Celestial Group	17,260	[a]	409,752
			1,962,864
Health Care Equipment & Services - 6.7%
ABIOMED	405	[a]	100,242
Acadia Healthcare	9,180	[a]	620,843
Amedisys	3,710	[a]	389,995
Chemed	2,675		1,255,618
Enovis	8,320	[a]	457,600
Globus Medical, Cl. A	6,850	[a]	384,559
Henry Schein	1,205	[a]	92,472
Integra LifeSciences Holdings	15,700	[a]	848,271
LivaNova	8,410	[a]	525,373
Masimo	4,160	[a]	543,587
Molina Healthcare	3,425	[a]	957,664
Option Care Health	16,525	[a]	459,230
Patterson Companies	6,090		184,527
Penumbra	3,815	[a]	475,044
QuidelOrtho	1,590	[a]	154,516
STAAR Surgical	7,700	[a]	546,161
Tandem Diabetes Care	7,165	[a]	424,096
Teleflex	510		125,384
Tenet Healthcare	7,500	[a]	394,200
Veeva Systems, Cl. A	1,040	[a]	205,962
			9,145,344
Household & Personal Products - .7%
BellRing Brands	4,505	[a]	112,129
Church & Dwight	1,515		140,380
Coty, Cl. A	35,565	[a]	284,876
Energizer Holdings	7,100		201,285
Nu Skin Enterprises, Cl. A	4,965		214,984
			953,654
Insurance - 4.8%
Alleghany	2,020	[a]	1,682,862

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Insurance - 4.8% (continued)
Axis Capital Holdings	12,085		689,933
Cincinnati Financial	2,355		280,198
CNO Financial Group	32,315		584,578
Everest Re Group	1,890		529,729
First American Financial	8,805		465,961
Kinsale Capital Group	1,410		323,792
Old Republic International	16,800		375,648
Primerica	5,540		663,083
The Hanover Insurance Group	6,145		898,706
			6,494,490
Materials - 7.5%
Alcoa	14,850		676,863
Ashland Global Holdings	9,470		975,883
Avery Dennison	665		107,644
Cabot	1,145	[b]	73,040
Celanese	1,775		208,758
CF Industries Holdings	7,760		665,265
Cleveland-Cliffs	36,330	[a]	558,392
Commercial Metals	17,965		594,641
Eagle Materials	8,500		934,490
Element Solutions	7,595		135,191
Greif, Cl. A	7,970		497,169
Huntsman	20,855		591,239
Ingevity	11,080	[a]	699,591
Louisiana-Pacific	1,495		78,353
Minerals Technologies	7,625		467,717
Olin	10,770		498,436
Reliance Steel & Aluminum	4,255		722,754
Steel Dynamics	6,270		414,760
The Chemours Company	14,970		479,339
The Mosaic Company	3,510		165,777
U.S. Steel	19,915	[b]	356,678
Westlake	3,120		305,822
			10,207,802
Media & Entertainment - 2.7%
Cable One	115		148,272
John Wiley & Sons, Cl. A	10,225		488,346
News Corporation, Cl. A	10,795		168,186
Pinterest, Cl. A	8,095	[a]	147,005
Playtika Holding	8,415	[a]	111,415
Roku	1,940	[a,b]	159,352
TEGNA	13,810		289,596
The Interpublic Group of Companies	16,855		464,018

10

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Media & Entertainment - 2.7% (continued)
The New York Times Company, Cl. A	19,570		546,003
Twitter	8,520	[a]	318,563
World Wrestling Entertainment, Cl. A	6,820	[b]	426,182
Ziff Davis	4,365	[a]	325,323
			3,592,261
Pharmaceuticals Biotechnology & Life Sciences - 3.0%
Bio-Techne	1,340		464,498
Bruker	8,795		551,974
Charles River Laboratories International	585	[a]	125,172
Exelixis	41,440	[a]	862,781
Halozyme Therapeutics	8,970	[a]	394,680
Medpace Holdings	4,155	[a]	621,879
QIAGEN	4,495	[a]	212,164
Syneos Health	10,765	[a]	771,635
United Therapeutics	500	[a]	117,820
			4,122,603
Real Estate - 9.8%
Americold Realty Trust	11,325	[c]	340,203
Brixmor Property Group	23,450	[c]	473,924
Corporate Office Properties Trust	2,850	[c]	74,642
Douglas Emmett	18,315	[c]	409,890
EastGroup Properties	7,105	[c]	1,096,515
EPR Properties	10,085	[c]	473,289
Extra Space Storage	2,540	[c]	432,105
Federal Realty OP	5,695	[c]	545,239
First Industrial Realty Trust	8,720	[c]	414,026
Highwoods Properties	15,885	[c]	543,108
Jones Lang LaSalle	2,320	[a]	405,675
Kilroy Realty	21,565	[c]	1,128,496
Lamar Advertising, Cl. A	4,745	[c]	417,418
Mid-America Apartment Communities	6,570	[c]	1,147,582
National Retail Properties	37,200	[c]	1,599,600
National Storage Affiliates Trust	11,460	[c]	573,802
Omega Healthcare Investors	17,255	[b,c]	486,418
Potlatchdeltic	2,520	[c]	111,359
PS Business Parks	6,045	[c]	1,131,322
Rayonier	1,855	[c]	69,340
STORE Capital	44,015	[c]	1,147,911
The Macerich Company	35,010	[c]	304,937
			13,326,801
Retailing - 3.6%
AutoNation	2,970	[a]	331,927
Dick's Sporting Goods	4,600	[b]	346,702

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Retailing - 3.6% (continued)
Foot Locker	7,890		199,222
GameStop, Cl. A	3,970	[a,b]	485,531
Kohl's	12,045		429,886
Lithia Motors	1,850		508,398
Macy's	24,685		452,229
Murphy USA	2,485		578,682
Nordstrom	9,390		198,411
RH	680	[a]	144,337
Ulta Beauty	405	[a]	156,119
Victoria's Secret & Co.	7,345	[a]	205,440
Williams-Sonoma	7,135	[b]	791,628
			4,828,512
Semiconductors & Semiconductor Equipment - 3.7%
Allegro MicroSystems	10,355	[a]	214,245
CMC Materials	1,050		183,215
Enphase Energy	2,300	[a]	449,052
Entegris	2,105		193,934
Lattice Semiconductor	18,780	[a]	910,830
MKS Instruments	6,455		662,477
Power Integrations	7,605		570,451
Semtech	13,960	[a]	767,381
Silicon Laboratories	2,100	[a]	294,462
SiTime	1,250	[a]	203,787
SunPower	4,525	[a,b]	71,540
Synaptics	2,655	[a,b]	313,423
Teradyne	1,200		107,460
Universal Display	620		62,707
			5,004,964
Software & Services - 3.8%
Commvault Systems	1,270	[a]	79,883
Concentrix	2,580		349,951
Euronet Worldwide	2,380	[a]	239,404
Everbridge	5,805	[a]	161,901
Fair Isaac	2,110	[a]	845,899
Gartner	455	[a]	110,033
Genpact	21,100		893,796
HubSpot	1,105	[a]	332,218
Manhattan Associates	5,570	[a]	638,322
Pegasystems	3,345		160,025
Qualys	3,580	[a]	451,581
Teradata	12,055	[a]	446,156
The Trade Desk, Cl. A	1,375	[a]	57,599
The Western Union Company	10,845		178,617

12

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Software & Services - 3.8% (continued)
Zscaler	1,255	[a,b]	187,635
			5,133,020
Technology Hardware & Equipment - 3.4%
Avnet	11,400		488,832
Belden	5,430		289,256
Calix	8,160	[a]	278,582
Ciena	3,255	[a]	148,754
Cognex	11,200		476,224
II-VI	6,155	[a,b]	313,597
IPG Photonics	5,005	[a]	471,121
Jabil	2,585		132,378
Littelfuse	3,290		835,792
Lumentum Holdings	5,785	[a]	459,445
Pure Storage, Cl. A	2,750	[a]	70,703
Trimble	5,565	[a]	324,050
Vontier	14,225		327,033
Zebra Technologies, Cl. A	195	[a]	57,320
			4,673,087
Telecommunication Services - .6%
Iridium Communications	13,800	[a]	518,328
Lumen Technologies	29,640	[b]	323,372
			841,700
Transportation - 2.3%
Avis Budget Group	3,130	[a]	460,360
GXO Logistics	10,090	[a]	436,594
JetBlue Airways	21,025	[a]	175,979
Knight-Swift Transportation Holdings	8,590		397,631
Landstar System	1,955		284,296
Old Dominion Freight Line	1,635		419,018
Ryder System	2,910		206,785
Saia	3,075	[a]	578,100
XPO Logistics	2,725	[a]	131,236
			3,089,999
Utilities - 4.2%
ALLETE	14,105		829,092
Black Hills	23,620		1,718,827
Hawaiian Electric Industries	25,430		1,040,087
IDACORP	11,105		1,176,242
NiSource	21,080		621,649
PPL	3,685		99,974
UGI	5,570		215,058
			5,700,929
Total Common Stocks (cost $141,811,357)			135,358,246

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $440,727)	1.48	440,727	[d]	440,727

Investment of Cash Collateral for Securities Loaned - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,762,453)	1.48	1,762,453	[d]	1,762,453
Total Investments (cost $144,014,537)		101.3%		137,561,426
Liabilities, Less Cash and Receivables		(1.3%)		(1,813,725)
Net Assets		100.0%		135,747,701

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2022, the value of the fund’s securities on loan was $6,204,527 and the value of the collateral was $6,510,459, consisting of cash collateral of $1,762,453 and U.S. Government & Agency securities valued at $4,748,006. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Industrials	17.1
Financials	15.1
Consumer Discretionary	13.5
Information Technology	10.9
Real Estate	9.8
Health Care	9.8
Materials	7.5
Consumer Staples	4.3
Energy	4.2
Utilities	4.2
Communication Services	3.3
Investment Companies	1.6
101.3

† Based on net assets.

See notes to financial statements.

14

Affiliated Issuers
Description	Value ($) 12/31/2021	Purchases ($)†	Sales ($)	Value ($) 6/30/2022	Dividends/ Distributions ($)
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	426,188	10,564,031	(10,549,492)	440,727	1,575
Investment of Cash Collateral for Securities Loaned - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 1.3%	914,695	7,828,164	(6,980,406)	1,762,453	18,167	††
Total - 1.6%	1,340,883	18,392,195	(17,529,898)	2,203,180	19,742

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

15

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $6,204,527)—Note 1(c):
Unaffiliated issuers	141,811,357	135,358,246
Affiliated issuers	2,203,180	2,203,180
Dividends and securities lending income receivable		133,938
Receivable for shares of Beneficial Interest subscribed		11,532
Receivable for investment securities sold		19
Prepaid expenses		3,208
		137,710,123
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		106,858
Liability for securities on loan—Note 1(c)		1,762,453
Payable for shares of Beneficial Interest redeemed		43,721
Trustees’ fees and expenses payable		1,442
Other accrued expenses		47,948
		1,962,422
Net Assets ($)		135,747,701
Composition of Net Assets ($):
Paid-in capital		138,117,949
Total distributable earnings (loss)		(2,370,248)
Net Assets ($)		135,747,701

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	65,076,662	70,671,039
Shares Outstanding	4,226,573	4,612,219
Net Asset Value Per Share ($)	15.40	15.32

See notes to financial statements.

16

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2022 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $277 foreign taxes withheld at source):
Unaffiliated issuers	1,195,167
Affiliated issuers	1,575
Income from securities lending—Note 1(c)	18,167
Total Income	1,214,909
Expenses:
Management fee—Note 3(a)	593,282
Distribution fees—Note 3(b)	103,308
Professional fees	46,035
Custodian fees—Note 3(b)	12,612
Chief Compliance Officer fees—Note 3(b)	11,497
Prospectus and shareholders’ reports	10,572
Trustees’ fees and expenses—Note 3(c)	6,423
Loan commitment fees—Note 2	1,628
Registration fees	1,352
Shareholder servicing costs—Note 3(b)	810
Interest expense—Note 2	134
Miscellaneous	7,796
Total Expenses	795,449
Less—reduction in expenses due to undertaking—Note 3(a)	(57,845)
Net Expenses	737,604
Net Investment Income	477,305
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,860,509
Net change in unrealized appreciation (depreciation) on investments	(38,695,634)
Net Realized and Unrealized Gain (Loss) on Investments	(34,835,125)
Net (Decrease) in Net Assets Resulting from Operations	(34,357,820)

See notes to financial statements.

17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations ($):
Net investment income	477,305	884,855
Net realized gain (loss) on investments	3,860,509	37,494,447
Net change in unrealized appreciation (depreciation) on investments	(38,695,634)	574,376
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,357,820)	38,953,678
Distributions ($):
Distributions to shareholders:
Initial Shares	(18,340,389)	(1,082,003)
Service Shares	(20,055,380)	(940,992)
Total Distributions	(38,395,769)	(2,022,995)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,186,266	8,847,860
Service Shares	1,469,274	13,852,574
Distributions reinvested:
Initial Shares	18,340,389	1,082,003
Service Shares	20,055,380	940,992
Cost of shares redeemed:
Initial Shares	(7,535,004)	(16,848,704)
Service Shares	(7,840,433)	(16,490,420)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	26,675,872	(8,615,695)
Total Increase (Decrease) in Net Assets	(46,077,717)	28,314,988
Net Assets ($):
Beginning of Period	181,825,418	153,510,430
End of Period	135,747,701	181,825,418
Capital Share Transactions (Shares):
Initial Shares
Shares sold	113,101	390,569
Shares issued for distributions reinvested	981,819	48,783
Shares redeemed	(374,326)	(729,080)
Net Increase (Decrease) in Shares Outstanding	720,594	(289,728)
Service Shares
Shares sold	75,207	620,993
Shares issued for distributions reinvested	1,078,246	42,560
Shares redeemed	(395,621)	(732,921)
Net Increase (Decrease) in Shares Outstanding	757,832	(69,368)

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2022	Year Ended December 31,
Initial Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	24.77	19.93	18.64	16.80	22.56	20.09
Investment Operations:
Net investment income[a]	.07	.15	.13	.13	.12	.10
Net realized and unrealized gain (loss) on investments	(3.96)	4.97	1.30	3.15	(3.19)	2.92
Total from Investment Operations	(3.89)	5.12	1.43	3.28	(3.07)	3.02
Distributions:
Dividends from net investment income	(.16)	(.14)	(.14)	(.12)	(.13)	(.22)
Dividends from net realized gain on investments	(5.32)	(.14)	-	(1.32)	(2.56)	(.33)
Total Distributions	(5.48)	(.28)	(.14)	(1.44)	(2.69)	(.55)
Net asset value, end of period	15.40	24.77	19.93	18.64	16.80	22.56
Total Return (%)	(19.61)[b]	25.89	8.11	20.18	(15.49)	15.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87[c]	.86	.87	.86	.86	.87
Ratio of net expenses to average net assets	.80[c]	.85	.87	.86	.86	.87
Ratio of net investment income to average net assets	.73[c]	.63	.81	.73	.59	.50
Portfolio Turnover Rate	44.23[b]	90.95	92.40	82.88	68.02	64.86
Net Assets, end of period ($ x 1,000)	65,077	86,837	75,649	76,835	72,374	92,776

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2022	Year Ended December 31,
Service Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	24.64	19.84	18.53	16.71	22.45	20.00
Investment Operations:
Net investment income[a]	.05	.09	.09	.09	.07	.06
Net realized and unrealized gain (loss) on investments	(3.95)	4.95	1.31	3.12	(3.18)	2.90
Total from Investment Operations	(3.90)	5.04	1.40	3.21	(3.11)	2.96
Distributions:
Dividends from net investment income	(.10)	(.10)	(.09)	(.07)	(.07)	(.18)
Dividends from net realized gain on investments	(5.32)	(.14)	-	(1.32)	(2.56)	(.33)
Total Distributions	(5.42)	(.24)	(.09)	(1.39)	(2.63)	(.51)
Net asset value, end of period	15.32	24.64	19.84	18.53	16.71	22.45
Total Return (%)	(19.74)[b]	25.56	7.85	19.85	(15.69)	15.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.12[c]	1.11	1.12	1.11	1.11	1.12
Ratio of net expenses to average net assets	1.05[c]	1.10	1.12	1.11	1.11	1.12
Ratio of net investment income to average net assets	.48[c]	.38	.56	.48	.34	.28
Portfolio Turnover Rate	44.23[b]	90.95	92.40	82.88	68.02	64.86
Net Assets, end of period ($ x 1,000)	70,671	94,989	77,862	74,454	63,202	76,948

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

MidCap Stock Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for

22

which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2022 in valuing the fund’s investments:

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	135,358,246	-	-	135,358,246
Investment Companies	2,203,180	-	-	2,203,180

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period

24

ended June 30, 2022, BNY Mellon earned $2,476 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2021 was as follows: ordinary income $924,151 and long-term capital gains $1,098,844. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2022 was approximately $24,309 with a related weighted average annualized rate of 1.11%.

26

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2022 through April 29, 2023, to waive receipt of its fees and/or assume the expenses of the fund, so that the direct expenses of none of classes (excluding Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..80% of the value of the fund’s average daily net assets. On or after April 29, 2023, the Adviser may terminate this expense limitation at any time. The reduction in expense pursuant to undertaking amount to $57,845 for the period ended June 30, 2022.

Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2022, Service shares were charged $103,308 pursuant to the Distribution Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates the Transfer Agent, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2022, the fund was charged $718 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates the Custodian under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2022, the fund was charged $12,612 pursuant to the custody agreement.

During the period ended June 30, 2022, the fund was charged $11,497 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $87,413, Distribution Plan fees of $15,161, Custodian fees of $5,972, Chief Compliance Officer fees of $6,243 and Transfer Agent fees of $242, which are offset against an expense reimbursement currently in effect in the amount of $8,173.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2022, amounted to $70,677,368 and $81,953,191, respectively.

At June 30, 2022, accumulated net unrealized depreciation on investments was $6,453,111, consisting of $11,217,176 gross unrealized appreciation and $17,670,287 gross unrealized depreciation.

At June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 25, 2022, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered. It was noted that, effective September 1, 2021, Newton Investment Management North America, LLC (the “Sub-Adviser”), provides the day-to-day management of the fund’s investments pursuant to the Sub-Advisory Agreement with the Adviser which was not being considered for renewal at the meeting.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries, including insurance companies, typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of small-cap core funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all small-cap core funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited) (continued)

same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all small-cap core funds underlying VIPs with similar 12b-1/non-12b-1 structures (comparing total expenses with those of the fund’s Initial and Service shares), excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for the six-months and one-year periods, at the Performance Group median for the ten-year period and below the Performance Group median for the two-, three-, four- and five-year periods, and was below the Performance Universe median for all periods, except the six-months and one-year periods when the fund’s performance was above the median. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in four of the ten calendar years shown.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and equal to the Expense Universe median actual management fee and the fund’s total expenses were lower than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until April 29, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .80% of the fund’s average daily net assets.

30

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited) (continued)

• The Board was satisfied with the fund’s improved total return performance in the most recent one-year period.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement the remainder of the one-year term.

32

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

33

For More Information

BNY Mellon Investment Portfolios, MidCap Stock Portfolio

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street
New York, NY 10286

Sub-Adviser

Newton Investment Management
North America, LLC
BNY Mellon Center
201 Washington Street
Boston, MA 02108

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0174SA0622

BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio

SEMI-ANNUAL REPORT June 30, 2022

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2022, through June 30, 2022, as provided by portfolio managers David France, Todd Frysinger, Vlasta Sheremeta, Michael Stoll and Marlene Walker Smith at BNYM Investment Adviser.

Market and Fund Performance Overview

For the six-month period ended June 30, 2022, BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio (the “fund”) produced a total return of −19.21%.1 In comparison, the fund’s benchmark, the S&P SmallCap 600® Index (the “Index”), produced a −18.94% total return for the same period.2,3

U.S. stocks lost ground during the reporting period under pressure from sharply increasing inflation, monetary tightening measures undertaken by the U.S. Federal Reserve (the “Fed”) and uncertainties related to Russia’s invasion of Ukraine. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally invests in all the stocks that comprise the Index. The fund generally invests in all 600 stocks in the Index in proportion to their weighting in the Index; however, at times, the fund may invest in a representative sample of stocks included in the Index. Under these circumstances, the fund expects to invest in approximately 500 or more of the stocks in the Index.

Mounting Inflation Poses an Economic Challenge

Inflationary pressures put a damper on markets in early 2022. Commodity prices rose in response to wage increases and lingering, pandemic-related supply-chain bottlenecks, while government stimulus and accommodative monetary policies pressured prices as well. Central banks responded with increasingly hawkish actions targeting inflation. The Fed raised the federal fund target rate by 0.25% in March and 0.50% in May, followed by a 0.75% hike in June. Fed officials projected a year-end federal funds rate of 3.4%, compared with initial projections of 1.9% made in March.

Nevertheless, inflation continued to gather steam, exacerbated by the Russian invasion of Ukraine in February 2022. Energy costs, already at elevated levels, spiked higher, along with prices of crucial agricultural chemicals, grains and industrial metals. By the end of June, the U.S. consumer price index, a widely accepted measure of inflation, had risen by approximately 8.6% from 12-month-previous levels, the largest 12-month percentage increase since 1981.

Equities Decline Broadly Under Pressure

In response to inflationary pressures and growing uncertainty regarding economic prospects, the Index fell nearly to bear market territory, traditionally viewed as a decline of 20% from previous levels. Growth-oriented shares suffered the most significant losses as rising interest rates caused investors to question the pace of future growth and the relative value of future earnings. Consumer discretionary stocks were particularly hard hit as investors shied away from companies seen as vulnerable to a potential pullback in consumer spending and the risks associated with high inventory levels. Information technology stocks experienced sharp declines as well, largely due to their growth-oriented characteristics and high valuations. Most other sectors lost ground as well. Only the energy sector recorded gains, bolstered by rising oil and gas prices. Utilities ended the period with relatively modest losses, supported by the industry’s effective energy cost hedges and the market’s tilt in favor of more defensive, value-oriented securities.

Keeping an Eye on Inflation and the Fed

Whether the U.S. economy continues to grow in the coming months is likely to depend on the continuing impact of inflation and the effectiveness of the Fed’s efforts to keep it in check. The latest Fed projections for the remainder of 2022 show the U.S. economy remaining out of recession, with modest growth of 1.7%, unemployment at 3.7% and consumer price index inflation at 8-to-9% at year end, As mentioned earlier, the Fed expects the federal funds rate to end 2022 in the 3.25-to-3.5% range, implying a further 1.5-to-1.75% increase over the next six months, a near-doubling of the current rate. While many market observers viewed the Fed’s earlier actions as behind the inflation curve, most view their more recent actions and current projections as more closely in line with their own expectations, a positive sign for market stability and confidence. Other positive signs are the continued resilience of consumer spending, which represents over half of the U.S. economy, and the stability of the yield curve, which has remained relatively flat. An inversion of the yield curve, in which short-term yields exceed longer-term yields, is often seen as a sign of an impending recession. The effects of inflation and the strong U.S. dollar on corporate

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

profitability are other areas that bear close watching in terms of possible impacts on equity performance.

July 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. The fund’s returns reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” and “Standard & Poor’s® SmallCap 600 Index” are trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio made available through insurance products may be similar to those of other funds managed by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other BNY Mellon Investment Adviser, Inc. fund.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio from January 1, 2022 to June 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended June 30, 2022

Expenses paid per $1,000†	$2.69
Ending value (after expenses)	$807.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended June 30, 2022

Expenses paid per $1,000†	$3.01
Ending value (after expenses)	$1,021.82
†	Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 1.6%
American Axle & Manufacturing Holdings	68,565	[a]	516,294
Dorman Products	17,015	[a]	1,866,716
Gentherm	19,931	[a]	1,243,894
LCI Industries	15,371		1,719,707
Motorcar Parts of America	11,841	[a]	155,354
Patrick Industries	13,164		682,422
Standard Motor Products	11,398		512,796
Winnebago Industries	19,727		957,943
XPEL	10,161	[a,b]	466,695
			8,121,821
Banks - 12.2%
Allegiance Bancshares	11,641		439,564
Ameris Bancorp	39,790		1,598,762
Axos Financial	32,571	[a]	1,167,670
Banc of California	31,641		557,514
BancFirst	11,501	[b]	1,100,761
BankUnited	49,327		1,754,561
Banner	20,832		1,170,967
Berkshire Hills Bancorp	28,540		706,936
Brookline Bancorp	46,815		623,108
Capitol Federal Financial	78,122		717,160
Central Pacific Financial	16,582		355,684
City Holding	8,942		714,287
Columbia Banking System	46,730		1,338,814
Community Bank System	32,490		2,055,967
Customers Bancorp	18,411	[a]	624,133
CVB Financial	80,083		1,986,859
Dime Community Bancshares	19,944		591,340
Eagle Bancorp	19,430		921,176
FB Financial	21,234		832,797
First Bancorp	20,888		728,991
First Bancorp	119,330		1,540,550
First Commonwealth Financial	56,281		755,291
First Financial Bancorp	56,643		1,098,874
First Hawaiian	77,530		1,760,706
Flagstar Bancorp	31,908		1,131,139
Hanmi Financial	18,072		405,536
Heritage Financial	21,037		529,291
Hilltop Holdings	30,026		800,493
HomeStreet	11,411		395,619

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Banks - 12.2% (continued)
Hope Bancorp	72,989		1,010,168
Independent Bank	28,284		2,246,598
Independent Bank Group	21,965		1,491,643
Lakeland Financial	15,388		1,022,071
Meta Financial Group	17,591		680,244
Mr. Cooper Group	44,568	[a]	1,637,428
National Bank Holdings, Cl. A	18,002		688,937
NBT Bancorp	25,916		974,182
NMI Holdings, Cl. A	52,145	[a]	868,214
Northfield Bancorp	25,765		335,718
Northwest Bancshares	75,745		969,536
OFG Bancorp	29,408		746,963
Pacific Premier Bancorp	57,358		1,677,148
Park National	8,780		1,064,575
Preferred Bank	8,252		561,301
Provident Financial Services	45,378		1,010,114
Renasant	33,937		977,725
S&T Bancorp	23,738		651,133
Seacoast Banking Corp. of Florida	36,494		1,205,762
ServisFirst Bancshares	29,480		2,326,562
Simmons First National, Cl. A	76,786		1,632,470
Southside Bancshares	19,532		730,887
The Bancorp	34,175	[a]	667,096
Tompkins Financial	7,109		512,559
Triumph Bancorp	14,384	[a]	899,863
TrustCo Bank	11,353		350,127
Trustmark	36,948		1,078,512
United Community Bank	63,195		1,907,857
Veritex Holdings	32,020		936,905
Walker & Dunlop	18,332		1,766,105
Westamerica Bancorporation	16,068		894,345
WSFS Financial	39,184		1,570,887
			63,498,185
Capital Goods - 10.5%
AAON	25,191		1,379,459
AAR	19,882	[a]	831,863
Aerojet Rocketdyne Holdings	45,095	[a]	1,830,857
AeroVironment	14,035	[a]	1,153,677
Alamo Group	5,976		695,786
Albany International, Cl. A	18,994		1,496,537
American Woodmark	10,234	[a]	460,632
Apogee Enterprises	13,461		527,940
Applied Industrial Technologies	23,162		2,227,489

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 10.5% (continued)
Arcosa	29,274		1,359,192
Astec Industries	14,061		573,408
AZZ	14,979		611,443
Barnes Group	28,328		882,134
Boise Cascade	23,909		1,422,346
CIRCOR International	12,372	[a]	202,777
Comfort Systems USA	21,713		1,805,436
DXP Enterprises	10,302	[a]	315,550
Encore Wire	11,928		1,239,558
Enerpac Tool Group	36,427	[a]	692,842
EnPro Industries	12,532		1,026,747
ESCO Technologies	15,566		1,064,247
Federal Signal	36,518		1,300,041
Franklin Electric	23,453		1,718,167
Gibraltar Industries	19,799	[a]	767,211
GMS	25,840	[a]	1,149,880
Granite Construction	27,264		794,473
Griffon	28,665		803,480
Hillenbrand	43,211		1,769,923
Insteel Industries	11,574		389,697
John Bean Technologies	19,165		2,116,199
Kaman	16,760		523,750
Lindsay	6,654		883,784
Meritor	42,844	[a]	1,556,523
Moog, Cl. A	17,473		1,387,181
Mueller Industries	34,370		1,831,577
MYR Group	10,242	[a]	902,627
National Presto Industries	3,131		205,519
NOW	66,747	[a]	652,786
NV5 Global	7,185	[a]	838,777
Park Aerospace	12,005		153,184
PGT Innovations	36,037	[a]	599,656
Powell Industries	5,470		127,834
Proto Labs	16,692	[a]	798,545
Quanex Building Products	19,956		453,999
Resideo Technologies	87,817	[a]	1,705,406
SPX	27,621	[a]	1,459,494
Standex International	7,258		615,333
Tennant	11,183		662,593
The Greenbrier Companies	19,717		709,615
Titan International	31,353	[a]	473,430
Trinity Industries	41,598		1,007,504
Triumph Group	38,876	[a]	516,662

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 10.5% (continued)
UFP Industries	37,641		2,564,858
Veritiv	8,432	[a]	915,294
Wabash National	29,676		403,000
			54,557,922
Commercial & Professional Services - 3.8%
ABM Industries	40,366		1,752,692
Brady, Cl. A	29,005		1,370,196
CoreCivic	73,113	[a]	812,285
Deluxe	26,312		570,181
Exponent	31,271		2,860,358
Forrester Research	6,875	[a]	328,900
Harsco	48,922	[a]	347,835
Healthcare Services Group	45,056		784,425
Heidrick & Struggles International	11,649		376,962
HNI	25,611		888,446
Interface	35,321		442,925
KAR Auction Services	73,732	[a]	1,089,022
Kelly Services, Cl. A	20,568		407,863
Korn Ferry	32,549		1,888,493
ManTech International, Cl. A	16,625		1,586,856
Matthews International, Cl. A	19,006		544,902
Pitney Bowes	98,521		356,646
Resources Connection	18,284		372,445
The GEO Group	75,687	[a,b,c]	499,534
TrueBlue	20,105	[a]	359,879
UniFirst	9,151		1,575,619
Viad	12,689	[a]	350,343
			19,566,807
Consumer Durables & Apparel - 3.6%
Cavco Industries	5,183	[a]	1,015,816
Century Communities	17,475		785,851
Ethan Allen Interiors	13,587		274,593
Fossil Group	29,221	[a]	151,073
G-III Apparel Group	26,301	[a]	532,069
Installed Building Products	13,961		1,160,997
iRobot	16,297	[a]	598,915
Kontoor Brands	27,870	[b]	930,022
La-Z-Boy	25,924		614,658
LGI Homes	12,566	[a,b]	1,091,985
M.D.C. Holdings	34,529		1,115,632
M/I Homes	17,066	[a]	676,838
Meritage Homes	22,145	[a]	1,605,512
Movado Group	9,736		301,134

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Consumer Durables & Apparel - 3.6% (continued)
Oxford Industries	9,229		818,981
Sonos	77,613	[a]	1,400,139
Steven Madden	45,152		1,454,346
Sturm Ruger & Co.	10,625		676,281
Tri Pointe Homes	62,502	[a]	1,054,409
Tupperware Brands	28,424	[a,b]	180,208
Unifi	8,751	[a]	123,039
Universal Electronics	7,991	[a]	204,330
Vista Outdoor	33,793	[a]	942,825
Wolverine World Wide	48,554		978,849
			18,688,502
Consumer Services - 1.9%
Adtalem Global Education	27,270	[a]	980,902
American Public Education	11,106	[a]	179,473
BJ's Restaurants	13,744	[a]	297,970
Bloomin‘ Brands	48,507		806,186
Brinker International	26,388	[a,b]	581,328
Chuy's Holdings	11,443	[a]	227,945
Dave & Buster's Entertainment	23,535	[a]	771,477
Dine Brands Global	10,066	[b]	655,095
El Pollo Loco Holdings	11,421	[a]	112,383
Golden Entertainment	12,095	[a]	478,357
Jack in the Box	12,816		718,465
Monarch Casino & Resort	8,101	[a]	475,286
Perdoceo Education	41,736	[a]	491,650
Ruth's Hospitality Group	18,689		303,883
Shake Shack, Cl. A	23,574	[a]	930,702
Strategic Education	13,744		970,052
The Cheesecake Factory	29,567	[b]	781,160
WW International	32,870	[a,b]	210,039
			9,972,353
Diversified Financials - 3.1%
Apollo Commercial Real Estate Finance	80,349	[c]	838,844
ARMOUR Residential REIT	60,206	[b,c]	423,850
B. Riley Financial	9,878	[b]	417,345
Blucora	28,465	[a]	525,464
Brightsphere Investment Group	19,361		348,692
Donnelley Financial Solutions	16,904	[a]	495,118
Ellington Financial	33,960	[b,c]	498,193
Encore Capital Group	14,609	[a]	843,962
Enova International	19,655	[a]	566,457
EZCORP, Cl. A	31,702	[a]	238,082
Franklin BSP Realty Trust	49,333	[b,c]	665,009

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Diversified Financials - 3.1% (continued)
Granite Point Mortgage Trust	33,224	[c]	317,954
Green Dot, Cl. A	33,211	[a]	833,928
Invesco Mortgage Capital	19,275	[b,c]	282,957
KKR Real Estate Finance Trust	29,723	[c]	518,666
LendingTree	6,615	[a]	289,869
New York Mortgage Trust	229,082	[c]	632,266
PennyMac Mortgage Investment Trust	55,811	[b,c]	771,866
Piper Sandler	8,576		972,175
PRA Group	23,952	[a]	870,895
PROG Holdings	32,655	[a]	538,807
Ready Capital	41,322	[b,c]	492,558
Redwood Trust	72,028	[c]	555,336
StoneX Group	10,399	[a]	811,850
Two Harbors Investment	209,314	[c]	1,042,384
Virtus Investment Partners	4,230		723,415
WisdomTree Investments	67,234		340,876
World Acceptance	2,210	[a]	248,050
			16,104,868
Energy - 5.2%
Archrock	81,118		670,846
Bristow Group	14,114	[a]	330,268
Callon Petroleum	28,807	[a]	1,129,234
Civitas Resources	43,610	[b]	2,280,367
CONSOL Energy	19,276	[a]	951,849
Core Laboratories	27,980	[b]	554,284
DMC Global	11,361	[a]	204,839
Dorian LPG	16,365		248,748
Dril-Quip	21,223	[a]	547,553
Green Plains	32,566	[a]	884,818
Helix Energy Solutions Group	87,609	[a]	271,588
Helmerich & Payne	63,466		2,732,846
Laredo Petroleum	8,702	[a]	599,916
Nabors Industries	5,313	[a]	711,411
Oceaneering International	60,149	[a]	642,391
Oil States International	37,911	[a]	205,478
Par Pacific Holdings	27,209	[a]	424,188
Patterson-UTI Energy	130,833		2,061,928
PBF Energy, Cl. A	57,376	[a]	1,665,052
ProPetro Holding	51,016	[a]	510,160
Ranger Oil, Cl. A	12,946	[a]	425,535
REX American Resources	3,053	[a]	258,894
RPC	43,210	[a]	298,581
SM Energy	73,529		2,513,957

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 5.2% (continued)
Southwestern Energy	673,325	[a]	4,208,281
Talos Energy	25,122	[a]	388,637
U.S. Silica Holdings	45,111	[a]	515,168
World Fuel Services	37,739		772,140
			27,008,957
Food & Staples Retailing - .9%
PriceSmart	14,470		1,036,486
SpartanNash	21,717		655,202
The Andersons	18,917		624,072
The Chefs' Warehouse	19,667	[a]	764,850
United Natural Foods	35,328	[a]	1,391,923
			4,472,533
Food, Beverage & Tobacco - 3.2%
B&G Foods	41,322	[b]	982,637
Calavo Growers	10,881	[a]	453,955
Cal-Maine Foods	22,776		1,125,362
Celsius Holdings	23,233	[a,b]	1,516,186
Coca-Cola Consolidated	2,777		1,565,950
Fresh Del Monte Produce	19,914		588,060
Hostess Brands	83,190	[a]	1,764,460
J&J Snack Foods	9,066		1,266,158
John B. Sanfilippo & Son	5,485	[a]	397,608
MGP Ingredients	7,561		756,780
National Beverage	14,082	[a]	689,173
Seneca Foods, Cl. A	3,561	[a]	197,778
The Simply Good Foods Company	52,983	[a]	2,001,168
Tootsie Roll Industries	11,010		389,203
TreeHouse Foods	33,587	[a]	1,404,608
Universal	14,939		903,809
Vector Group	79,593		835,726
			16,838,621
Health Care Equipment & Services - 7.8%
Addus HomeCare	9,602	[a]	799,654
Allscripts Healthcare Solutions	70,004	[a]	1,038,159
AMN Healthcare Services	26,979	[a]	2,959,866
AngioDynamics	23,813	[a]	460,782
Apollo Medical Holdings	22,874	[a,b]	882,708
Artivion	23,413	[a]	442,037
Avanos Medical	28,548	[a]	780,502
BioLife Solutions	17,645	[a]	243,677
Cardiovascular Systems	25,063	[a]	359,905
Community Health Systems	76,655	[a]	287,456
Computer Programs & Systems	9,048	[a]	289,265

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 7.8% (continued)
CONMED	17,788		1,703,379
CorVel	5,696	[a]	838,850
Covetrus	62,851	[a]	1,304,158
Cross Country Healthcare	20,840	[a]	434,097
Cutera	9,718	[a,b]	364,425
Embecta	34,608	[a]	876,275
Fulgent Genetics	11,731	[a]	639,691
Glaukos	28,519	[a]	1,295,333
Hanger	22,677	[a]	324,735
HealthStream	14,783	[a]	320,939
Heska	6,442	[a]	608,833
Inogen	12,632	[a]	305,442
Integer Holdings	19,996	[a]	1,412,917
Lantheus Holdings	41,291	[a]	2,726,445
LeMaitre Vascular	11,870		540,678
Meridian Bioscience	26,783	[a]	814,739
Merit Medical Systems	30,904	[a]	1,677,160
Mesa Laboratories	3,224	[b]	657,503
ModivCare	7,603	[a]	642,453
Natus Medical	20,606	[a]	675,259
NextGen Healthcare	33,556	[a]	585,217
Omnicell	26,726	[a]	3,040,082
OptimizeRx	10,976	[a]	300,633
OraSure Technologies	44,496	[a]	120,584
Orthofix Medical	12,196	[a]	287,094
Owens & Minor	45,734	[a]	1,438,334
Pediatrix Medical Group	51,844	[a]	1,089,242
RadNet	28,631	[a]	494,744
Select Medical Holdings	62,138		1,467,700
Simulations Plus	9,712	[b]	479,093
SurModics	8,497	[a]	316,343
The Ensign Group	31,829		2,338,477
The Joint	8,903	[a]	136,305
The Pennant Group	16,704	[a]	213,978
U.S. Physical Therapy	7,813		853,180
Varex Imaging	24,350	[a]	520,846
Zimvie	12,803	[a]	204,976
Zynex	13,925	[b]	111,122
			40,705,272
Household & Personal Products - 1.4%
Central Garden & Pet	5,996	[a]	254,350
Central Garden & Pet, Cl. A	23,712	[a]	948,717
e.l.f. Beauty	28,920	[a]	887,266

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Household & Personal Products - 1.4% (continued)
Edgewell Personal Care	31,817		1,098,323
Inter Parfums	10,707		782,253
Medifast	6,946		1,253,822
USANA Health Sciences	7,032	[a]	508,836
WD-40	8,199		1,650,951
			7,384,518
Insurance - 2.7%
Ambac Financial Group	27,109	[a]	307,687
American Equity Investment Life Holding	46,591	[a]	1,703,833
AMERISAFE	11,632		604,980
Assured Guaranty	38,635		2,155,447
eHealth	14,669	[a]	136,862
Employers Holdings	16,497		691,059
Genworth Financial, Cl. A	308,605	[a]	1,089,376
HCI Group	4,939	[b]	334,667
Horace Mann Educators	25,176		966,255
James River Group Holdings	22,385		554,700
Palomar Holdings	14,622	[a]	941,657
ProAssurance	32,617		770,740
Safety Insurance Group	8,405		816,125
Selectquote	76,967	[a]	190,878
SiriusPoint	51,441	[a]	278,810
Stewart Information Services	16,313		811,572
Trupanion	20,869	[a]	1,257,566
United Fire Group	13,347		456,868
Universal Insurance Holdings	17,327		225,771
			14,294,853
Materials - 5.3%
AdvanSix	16,949		566,775
Allegheny Technologies	75,163	[a]	1,706,952
American Vanguard	15,919		355,790
Arconic	63,760	[a]	1,788,468
Balchem	19,352	[a]	2,510,728
Carpenter Technology	28,929		807,408
Century Aluminum	31,121	[a]	229,362
Clearwater Paper	10,308	[a]	346,658
Compass Minerals International	20,741		734,024
FutureFuel	14,870		108,254
GCP Applied Technologies	32,827	[a]	1,026,829
Glatfelter	27,502		189,214
H.B. Fuller	32,130		1,934,547
Hawkins	11,616		418,524

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 5.3% (continued)
Haynes International	7,350		240,860
Innospec	14,991		1,435,988
Kaiser Aluminum	9,642		762,586
Koppers Holdings	12,538		283,860
Livent	97,531	[a]	2,212,978
Materion	12,431		916,538
Mativ	18,830		473,010
Mercer International	23,743		312,220
Myers Industries	21,680		492,786
Neenah	9,936		339,215
O-I Glass	94,077	[a]	1,317,078
Olympic Steel	5,389		138,767
Quaker Chemical	8,162	[b]	1,220,382
Rayonier Advanced Materials	39,369	[a]	103,147
Stepan	12,741		1,291,300
SunCoke Energy	51,351		349,700
Sylvamo	21,457		701,215
TimkenSteel	24,696	[a]	462,062
Tredegar	15,257		152,570
Trinseo	21,830		839,582
Warrior Met Coal	31,319		958,675
			27,728,052
Media & Entertainment - 1.2%
AMC Networks, Cl. A	18,054	[a]	525,732
Cars.com	38,609	[a]	364,083
Cinemark Holdings	64,754	[a]	972,605
Gannett	87,883	[a]	254,861
Loyalty Ventures	12,308	[a]	43,940
QuinStreet	29,758	[a]	299,365
Scholastic	18,386		661,344
TechTarget	16,018	[a]	1,052,703
The E.W. Scripps Company, Cl. A	34,252	[a]	427,122
The Marcus	12,889	[a,b]	190,371
Thryv Holdings	10,490	[a]	234,871
Yelp	39,617	[a]	1,100,164
			6,127,161
Pharmaceuticals Biotechnology & Life Sciences - 4.5%
Amphastar Pharmaceuticals	22,301	[a]	775,852
ANI Pharmaceuticals	7,815	[a]	231,871
Anika Therapeutics	8,900	[a]	198,648
Arcus Biosciences	27,727	[a]	702,602
Avid Bioservices	37,536	[a,b]	572,799
Cara Therapeutics	24,802	[a]	226,442

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.5% (continued)
Coherus Biosciences	39,397	[a,b]	285,234
Collegium Pharmaceutical	20,310	[a]	359,893
Corcept Therapeutics	57,480	[a]	1,366,874
Cytokinetics	51,661	[a,b]	2,029,761
Dynavax Technologies	70,886	[a,b]	892,455
Eagle Pharmaceuticals	7,019	[a]	311,854
Emergent BioSolutions	27,051	[a]	839,663
Enanta Pharmaceuticals	11,054	[a]	522,523
Harmony Biosciences Holdings	13,676	[a]	666,979
Innoviva	37,562	[a,b]	554,415
Ironwood Pharmaceuticals	92,125	[a]	1,062,201
iTeos Therapeutics	12,406	[a]	255,564
Ligand Pharmaceuticals	10,149	[a]	905,494
Myriad Genetics	48,594	[a]	882,953
Nektar Therapeutics	113,962	[a,b]	433,056
NeoGenomics	74,403	[a]	606,384
Organogenesis Holdings	38,677	[a]	188,744
Pacira Biosciences	27,413	[a]	1,598,178
Phibro Animal Health, Cl. A	12,562		240,311
Prestige Consumer Healthcare	30,456	[a]	1,790,813
REGENXBIO	22,436	[a]	554,169
Supernus Pharmaceuticals	32,282	[a]	933,595
uniQure	22,278	[a,b]	415,262
Vanda Pharmaceuticals	33,105	[a]	360,844
Vericel	28,347	[a,b]	713,777
Vir Biotechnology	44,526	[a]	1,134,077
Xencor	35,410	[a]	969,172
			23,582,459
Real Estate - 7.6%
Acadia Realty Trust	56,693	[c]	885,545
Agree Realty	45,333	[c]	3,269,869
Alexander & Baldwin	44,077	[c]	791,182
American Assets Trust	31,585	[c]	938,074
Anywhere Real Estate	70,738	[a]	695,355
Armada Hoffler Properties	41,380	[c]	531,319
Brandywine Realty Trust	104,080	[c]	1,003,331
CareTrust REIT	58,084	[c]	1,071,069
Centerspace	9,236	[c]	753,196
Chatham Lodging Trust	30,123	[a,c]	314,785
Community Healthcare Trust	14,062	[c]	509,185
DiamondRock Hospitality	127,082	[a,c]	1,043,343
Diversified Healthcare Trust	147,622	[c]	268,672

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 7.6% (continued)
Douglas Elliman	40,429		193,655
Easterly Government Properties	54,327	[c]	1,034,386
Essential Properties Realty Trust	78,818	[c]	1,693,799
Four Corners Property Trust	48,167	[c]	1,280,761
Franklin Street Properties	58,722	[c]	244,871
Getty Realty	24,392	[c]	646,388
Global Net Lease	62,902	[c]	890,692
Hersha Hospitality Trust	20,401	[a,c]	200,134
Industrial Logistics Properties Trust	39,276	[c]	553,006
Innovative Industrial Properties	16,852	[b,c]	1,851,529
iStar	49,676	[c]	681,058
LTC Properties	23,899	[b,c]	917,483
LXP Industrial Trust	172,012	[c]	1,847,409
Marcus & Millichap	14,880		550,411
NexPoint Residential Trust	13,823	[c]	864,076
Office Properties Income Trust	29,203	[c]	582,600
Orion Office REIT	34,842	[b,c]	381,868
RE/MAX Holdings, Cl. A	11,669		286,124
Retail Opportunity Investments	74,239	[c]	1,171,491
RPT Realty	51,954	[c]	510,708
Safehold	9,257	[c]	327,420
Saul Centers	8,051	[c]	379,283
Service Properties Trust	99,279	[c]	519,229
SITE Centers	108,983	[c]	1,468,001
Summit Hotel Properties	63,884	[a,c]	464,437
Tanger Factory Outlet Centers	63,245	[c]	899,344
The St. Joe Company	20,089		794,721
Uniti Group	143,580	[c]	1,352,524
Universal Health Realty Income Trust	7,605	[c]	404,662
Urban Edge Properties	66,196	[c]	1,006,841
Urstadt Biddle Properties, Cl. A	18,611	[c]	301,498
Veris Residential	48,398	[a,c]	640,790
Washington Real Estate Investment Trust	52,366	[c]	1,115,919
Whitestone REIT	27,129	[c]	291,637
Xenia Hotels & Resorts	69,463	[a,c]	1,009,297
			39,432,977
Retailing - 4.3%
Abercrombie & Fitch, Cl. A	30,408	[a]	514,503
Academy Sports & Outdoors	51,544		1,831,874
America's Car-Mart	3,595	[a]	361,657
Asbury Automotive Group	13,359	[a]	2,262,213
Bed Bath & Beyond	48,072	[a,b]	238,918

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Retailing - 4.3% (continued)
Big Lots	17,209	[b]	360,873
Boot Barn Holdings	18,046	[a]	1,243,550
Caleres	23,027		604,228
Chico's FAS	75,644	[a]	375,951
Conn's	9,388	[a]	75,292
Designer Brands, Cl. A	36,600		477,996
Genesco	7,823	[a]	390,446
Group 1 Automotive	10,017	[b]	1,700,887
Guess?	21,591	[b]	368,127
Haverty Furniture	8,487		196,729
Hibbett	7,385		322,798
Liquidity Services	15,961	[a]	214,516
Ll Flooring Holdings	17,500	[a,b]	163,975
MarineMax	12,974	[a]	468,621
Monro	20,391		874,366
National Vision Holdings	48,529	[a]	1,334,547
PetMed Express	12,929		257,287
Rent-A-Center	32,508		632,281
Sally Beauty Holdings	64,534	[a]	769,245
Shoe Carnival	10,152		219,385
Shutterstock	14,111		808,701
Signet Jewelers	28,607		1,529,330
Sleep Number	13,644	[a]	422,282
Sonic Automotive, Cl. A	11,812		432,674
The Aaron's Company	18,505		269,248
The Buckle	17,620		487,898
The Cato, Cl. A	10,049		116,669
The Children's Place	7,747	[a]	301,513
The ODP	26,400	[a]	798,336
Urban Outfitters	37,922	[a]	707,625
Zumiez	10,078	[a]	262,028
			22,396,569
Semiconductors & Semiconductor Equipment - 3.1%
Alpha & Omega Semiconductor	12,978	[a]	432,687
Axcelis Technologies	19,916	[a]	1,092,193
CEVA	13,735	[a]	460,947
Cohu	29,565	[a]	820,429
Diodes	27,380	[a]	1,767,927
FormFactor	47,028	[a]	1,821,394
Ichor Holdings	17,104	[a]	444,362
Kulicke & Soffa Industries	35,689	[b]	1,527,846
MaxLinear	42,936	[a]	1,458,965
Onto Innovation	29,971	[a]	2,090,178

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Semiconductors & Semiconductor Equipment - 3.1% (continued)
PDF Solutions	17,736	[a]	381,501
Photronics	37,685	[a]	734,104
Rambus	66,322	[a]	1,425,260
SMART Global Holdings	28,615	[a]	468,428
Ultra Clean Holdings	27,279	[a]	812,096
Veeco Instruments	30,418	[a]	590,109
			16,328,426
Software & Services - 4.7%
8x8	72,801	[a]	374,925
A10 Networks	35,291		507,484
Agilysys	12,021	[a]	568,233
Alarm.com Holdings	27,967	[a]	1,730,039
Cerence	23,485	[a]	592,527
Consensus Cloud Solutions	9,587	[a]	418,760
CSG Systems International	18,843		1,124,550
Digital Turbine	53,219	[a]	929,736
Ebix	14,041		237,293
EVERTEC	35,852		1,322,222
ExlService Holdings	20,093	[a]	2,960,302
InterDigital	18,687		1,136,170
LivePerson	40,668	[a]	575,046
Liveramp Holdings	40,509	[a]	1,045,537
OneSpan	21,069	[a]	250,721
Perficient	20,849	[a]	1,911,645
Progress Software	26,638		1,206,701
SPS Commerce	21,722	[a]	2,455,672
TTEC Holdings	11,070		751,542
Unisys	40,044	[a]	481,729
Vonage Holdings	152,229	[a]	2,867,994
Xperi Holding	62,458		901,269
			24,350,097
Technology Hardware & Equipment - 5.6%
3D Systems	77,624	[a,b]	752,953
ADTRAN	29,241		512,595
Advanced Energy Industries	22,660		1,653,727
Arlo Technologies	52,159	[a]	327,037
Badger Meter	17,580		1,422,046
Benchmark Electronics	21,045		474,775
CalAmp	21,343	[a,b]	89,000
Comtech Telecommunications	16,274		147,605
Corsair Gaming	20,133	[a]	264,346
CTS	19,478		663,226

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Technology Hardware & Equipment - 5.6% (continued)
Diebold Nixdorf	45,010	[a]	102,173
Digi International	21,049	[a]	509,807
ePlus	16,347	[a]	868,353
Extreme Networks	78,344	[a]	698,828
Fabrinet	22,190	[a]	1,799,609
FARO Technologies	11,251	[a]	346,868
Harmonic	63,382	[a,b]	549,522
Insight Enterprises	21,218	[a]	1,830,689
Itron	27,147	[a]	1,341,876
Knowles	54,975	[a]	952,717
Methode Electronics	22,265		824,696
NETGEAR	18,086	[a]	334,953
NETSCOUT Systems	44,561	[a]	1,508,390
OSI Systems	9,598	[a]	820,053
PC Connection	6,799	[a]	299,496
Plantronics	25,626	[a]	1,016,840
Plexus	16,705	[a]	1,311,342
Rogers	11,287	[a]	2,958,210
Sanmina	36,697	[a]	1,494,669
ScanSource	15,346	[a]	477,874
TTM Technologies	60,829	[a]	760,362
Viavi Solutions	137,066	[a]	1,813,383
			28,928,020
Telecommunication Services - .9%
ATN International	6,520		305,853
Cogent Communications Holdings	25,806		1,567,973
Consolidated Communications Holdings	44,216	[a]	309,512
Gogo	41,399	[a]	670,250
Shenandoah Telecommunication	30,177	[a]	669,929
Telephone & Data Systems	59,063		932,605
			4,456,122
Transportation - 1.9%
Allegiant Travel	9,241	[a]	1,045,065
ArcBest	14,772		1,039,506
Atlas Air Worldwide Holdings	15,805	[a]	975,327
Forward Air	16,186		1,488,465
Hawaiian Holdings	31,519	[a]	451,037
Heartland Express	27,628		384,305
Hub Group, Cl. A	20,493	[a]	1,453,773
Marten Transport	35,477		596,723
Matson	24,467		1,783,155
SkyWest	30,493	[a]	647,976
			9,865,332

Description		Shares		Value ($)
Common Stocks - 99.3% (continued)
Utilities - 2.3%
American States Water		22,215		1,810,745
Avista		43,616		1,897,732
California Water Service Group		32,369		1,798,098
Chesapeake Utilities		10,707		1,387,092
Middlesex Water		10,637		932,652
Northwest Natural Holding		20,565		1,092,001
South Jersey Industries		73,826		2,520,420
Unitil		9,876		579,919
				12,018,659
Total Common Stocks (cost $388,822,598)				516,429,086

Exchange-Traded Funds - .2%
Registered Investment Companies - .2%
iShares Core S&P Small-Cap ETF (cost $1,157,391)		12,459		1,151,336
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,647,797)	1.48	2,647,797	[d]	2,647,797

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $5,258,669)	1.48	5,258,669	[d]	5,258,669
Total Investments (cost $397,886,455)		101.0%		525,486,888
Liabilities, Less Cash and Receivables		(1.0%)		(5,455,239)
Net Assets		100.0%		520,031,649

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2022, the value of the fund’s securities on loan was $25,333,429 and the value of the collateral was $26,193,356, consisting of cash collateral of $5,258,669 and U.S. Government & Agency securities valued at $20,934,687. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Financials	18.1
Industrials	16.1
Information Technology	13.4
Health Care	12.4
Consumer Discretionary	11.4
Real Estate	7.6
Consumer Staples	5.5
Materials	5.3
Energy	5.2
Utilities	2.3
Communication Services	2.0
Investment Companies	1.7
101.0

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 12/31/2021	Purchases ($)†	Sales ($)	Value ($) 6/30/2022	Dividends/ Distributions ($)
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	2,920,647	47,748,668	(48,021,518)	2,647,797	4,600
Investment of Cash Collateral for Securities Loaned - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 1.0%	5,553,518	64,522,843	(64,817,692)	5,258,669	35,484	††
Total - 1.5%	8,474,165	112,271,511	(112,839,210)	7,906,466	40,084

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000	31	9/16/2022	2,659,393	2,647,400	(11,993)
Gross Unrealized Depreciation				(11,993)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $25,333,429)—Note 1(c):
Unaffiliated issuers	389,979,989	517,580,422
Affiliated issuers	7,906,466	7,906,466
Dividends and securities lending income receivable		609,163
Cash collateral held by broker—Note 4		210,000
Receivable for shares of Beneficial Interest subscribed		87,215
		526,393,266
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		263,213
Liability for securities on loan—Note 1(c)		5,258,669
Payable for investment securities purchased		530,619
Payable for shares of Beneficial Interest redeemed		283,292
Payable for futures variation margin—Note 4		20,770
Trustees’ fees and expenses payable		5,054
		6,361,617
Net Assets ($)		520,031,649
Composition of Net Assets ($):
Paid-in capital		388,591,168
Total distributable earnings (loss)		131,440,481
Net Assets ($)		520,031,649

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)	31,088,716
Net Asset Value Per Share ($)	16.73

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2022 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $3,678 foreign taxes withheld at source):
Unaffiliated issuers	4,340,983
Affiliated issuers	4,600
Income from securities lending—Note 1(c)	35,484
Total Income	4,381,067
Expenses:
Management fee—Note 3(a)	1,046,199
Distribution fees—Note 3(b)	747,285
Trustees’ fees—Note 3(a,c)	14,480
Interest expense—Note 2	4,757
Loan commitment fees—Note 2	4,514
Total Expenses	1,817,235
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(14,480)
Net Expenses	1,802,755
Net Investment Income	2,578,312
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	19,645,036
Net realized gain (loss) on futures	(780,278)
Net Realized Gain (Loss)	18,864,758
Net change in unrealized appreciation (depreciation) on investments	(149,994,137)
Net change in unrealized appreciation (depreciation) on futures	(68,879)
Net Change in Unrealized Appreciation (Depreciation)	(150,063,016)
Net Realized and Unrealized Gain (Loss) on Investments	(131,198,258)
Net (Decrease) in Net Assets Resulting from Operations	(128,619,946)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations ($):
Net investment income	2,578,312	5,199,289
Net realized gain (loss) on investments	18,864,758	68,976,512
Net change in unrealized appreciation (depreciation) on investments	(150,063,016)	83,881,426
Net Increase (Decrease) in Net Assets Resulting from Operations	(128,619,946)	158,057,227
Distributions ($):
Distributions to shareholders	(76,196,225)	(14,696,730)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	33,086,533	133,850,453
Distributions reinvested	76,196,225	14,696,730
Cost of shares redeemed	(107,458,100)	(186,869,361)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,824,658	(38,322,178)
Total Increase (Decrease) in Net Assets	(202,991,513)	105,038,319
Net Assets ($):
Beginning of Period	723,023,162	617,984,843
End of Period	520,031,649	723,023,162
Capital Share Transactions (Shares):
Shares sold	1,675,631	5,937,501
Shares issued for distributions reinvested	3,865,866	668,337
Shares redeemed	(5,154,589)	(8,328,118)
Net Increase (Decrease) in Shares Outstanding	386,908	(1,722,280)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2022		Year Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	23.55	19.06	19.06	17.17	20.12	18.88
Investment Operations:
Net investment income[a]	.08	.16	.14	.17	.17	.16
Net realized and unrealized gain (loss) on investments	(4.19)	4.79	1.04	3.48	(1.82)	2.04
Total from Investment Operations	(4.11)	4.95	1.18	3.65	(1.65)	2.20
Distributions:
Dividends from net investment income	(.19)	(.15)	(.18)	(.17)	(.17)	(.13)
Dividends from net realized gain on investments	(2.52)	(.31)	(1.00)	(1.59)	(1.13)	(.83)
Total Distributions	(2.71)	(.46)	(1.18)	(1.76)	(1.30)	(.96)
Net asset value, end of period	16.73	23.55	19.06	19.06	17.17	20.12
Total Return (%)	(19.21)[b]	26.14	10.64	22.21	(8.98)	12.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[c]	.61	.61	.61	.61	.63
Ratio of net expenses to average net assets	.60[c]	.60	.60	.60	.60	.60
Ratio of net investment income to average net assets	.86[c]	.73	.95	.94	.82	.88
Portfolio Turnover Rate	14.56[b]	46.01	47.77	28.13	23.26	16.90
Net Assets, end of period ($ x 1,000)	520,032	723,023	617,985	576,508	509,695	562,014

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Small Cap Stock Index Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the performance of the Standard & Poor’s® SmallCap 600 Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust's Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	516,429,086	-	-	516,429,086
Exchange-Traded Funds	1,151,336	-	-	1,151,336
Investment Companies	7,906,466	-	-	7,906,466

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Liabilities ($)
Other Financial Instruments:
Futures††	(11,993)	-	-	(11,993)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ended June 30, 2022, BNY Mellon earned $4,833 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2021 was as follows: ordinary income $6,792,687 and long-term capital gains $7,904,043. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2022 was approximately $740,884 with a related weighted average annualized rate of 1.29%.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of ..35% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Adviser has agreed to pay all of the fund’s direct expenses, except management fees, Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, fees and expenses of non-interested Trustees (including counsel fees), and extraordinary expenses. The Adviser has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Trustees (including counsel fees). During the period ended June 30, 2022, fees reimbursed by the Adviser amounted to $14,480.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing its shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the fund’s average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2022, the fund was charged $747,285 pursuant to the Distribution Plan.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $154,941 and Distribution Plan fees of $110,672, which are offset against an expense reimbursement currently in effect in the amount of $2,400.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended June 30, 2022, amounted to $88,204,272 and $167,152,959, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2022 are set forth in the Statement of Investments.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2022:

Average Market Value ($)
Equity futures	3,105,834

At June 30, 2022, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $127,588,440, consisting of $177,450,796 gross unrealized appreciation and $49,862,356 gross unrealized depreciation.

At June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0410SA0622

BNY Mellon Investment Portfolios, Technology Growth Portfolio

SEMI-ANNUAL REPORT June 30, 2022

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2022, through June 30, 2022, as provided by portfolio managers James Boyd, CFA and Robert Zeuthen, CFA, of Newton Investment Management North America, LLC, sub-adviser

Market and Fund Performance Overview

For the six-month period ended June 30, 2022, BNY Mellon Investment Portfolios, Technology Growth Portfolio’s (the “fund”) Initial shares produced a total return of −42.05%, and its Service shares produced a total return of −42.13%.1 The fund’s benchmarks, the NYSE® Technology Index (the “Index”) and the S&P 500® Index, produced total returns of −37.43% and −19.96%, respectively, over the same period.2,3

Technology stocks lost ground during the reporting period as inflation and higher interest rates weighed on valuations. The fund lagged the Index, due largely to stock selections in the software industry.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in the stocks of growth companies of any size that BNY Mellon Investment Adviser, Inc. believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the fund’s assets may be invested in foreign securities.

In choosing stocks, the fund looks for technology companies with the potential for strong earnings or revenue growth rates, although some of the fund’s investments may currently be experiencing losses. The fund’s investment process centers on a multidimensional approach that looks for opportunities across emerging-growth, cyclical or stable-growth companies. The fund’s investment approach seeks companies that appear to have strong earnings momentum, positive earnings revisions, favorable growth, product, or market cycles and/or favorable valuations.

Inflation, Monetary Policy Weigh on Markets

Markets reached new highs early in the reporting period before a shift in market sentiment led to steep declines. The strong performance early in the period stemmed from robust consumer spending and corporate earnings. Economic data showed continued strength in consumer demand, and companies reported resilient margins.

Several concerns led to a shift in markets early in 2022: inflation, monetary policy, China’s “Zero COVID-19” policy and the Ukraine war. Inflation data continued to trend upward during the period, reaching a 40-year high in the U.S. In the U.S., the Federal Reserve (the “Fed”) raised the federal funds rate .25% in March 2022, .50% in May 2022, and .75% in June 2022. Most other central banks also raised their policy rates.

China’s intermittent shutdowns, in response to a reemergence of the pandemic, hampered supply chains, which contributed to rising prices around the globe. Geopolitics also weighed on markets when Russia invaded Ukraine, amplifying a sell-off in the global equity markets as the impact of war complicated global inflation. As the markets digested the winding down

2

of accommodative pandemic-related policies, the lingering supply-chain snags, COVID-19 flare-ups and high inflation dampened the growth and margin outlook.

In addition, the persistence of inflation led some observers to note that it could lead to “demand destruction.” Demand destruction occurs when the price of a product rises so much that it results in less demand for that product. If this occurs, it could contribute to a recession. Others noted that recession was becoming increasingly likely as it has historically been difficult for the Fed to achieve a “soft landing” for the economy. The challenge for the Fed remains—raising interest rates enough to slow inflation without tipping the economy into recession.

This myriad of concerns impacted valuations, resulting in market weakness. Fundamentals have also been hindered by rising input costs and labor shortages in some industries. Most sectors were challenged in the period, but the energy sector was a notable outperformer, driven by high oil price increases.

Software Industry Hindered Returns

The fund lagged the Index as technology and growth stocks sold off during the period due to rising inflation and interest rates, which weighed on valuations. The primary detractors were holdings in the software and services industry. Shares of Shopify, for example, a provider of e-commerce platform services, especially to small- and medium-sized businesses, were a leading detractor. While the company benefited from demand for e-commerce during the pandemic, revenue growth has slowed as the pandemic has waned. In addition, the valuation on these shares was high. Snap, a provider of social media services, also detracted primarily due to the effect of rising interest rates on the valuations of high-growth companies, but the prospect of a slowing economy and its effect on advertising revenues also played a part, as it did on other firms that rely on advertising revenues.

On a more positive note, positioning proved to be beneficial in some areas of the market. An underweight to the semiconductor industry was advantageous, for example. In addition, stock selection in the computer hardware industry and communication services sector also contributed positively. The market generally favored higher-quality companies during the period, and the fund’s positions in Microsoft, Visa, Apple and Nokia were also beneficial.

A Focus on Long-Term Prospects

The secular growth themes remain intact, and we remain optimistic about the prospects for technology and growth-oriented companies. The fund continues to position itself to capitalize on a secular shift that is resulting in digitization across all sectors of the economy.

While valuations among growth and technology stocks have pulled back, we believe these are generally attractive businesses with highly favorable long-term prospects. The sell-off has created buying opportunities for companies exposed to secular growth trends, and we are prepared to take advantage at the appropriate time. Although earnings growth for these companies is likely to slow in the near term, we believe it will remain positive.

July 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 Source: Bloomberg L.P. — The NYSE® Technology Index is an equal-dollar-weighted index designed to objectively represent the technology sector by holding 35 of the leading U.S., technology-related companies. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

The technology sector has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable, and some companies may be experiencing significant losses.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Investment Portfolios, Technology Growth Portfolio made available through insurance products may be similar to those of other funds managed or advised by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other BNY Mellon fund.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Investment Portfolios, Technology Growth Portfolio from January 1, 2022 to June 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended June 30, 2022

	Initial Shares	Service Shares
Expenses paid per $1,000†	$3.05	$4.03
Ending value (after expenses)	$579.50	$578.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended June 30, 2022

	Initial Shares	Service Shares
Expenses paid per $1,000†	$3.91	$5.16
Ending value (after expenses)	$1,020.93	$1,019.69
†

Expenses are equal to the fund’s annualized expense ratio of .78% for Initial Shares and 1.03% for Service Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

June 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.6%
Application Software - 13.6%
Adobe	85,835	[a]	31,420,760
Bill.com Holdings	155,293	[a]	17,072,912
HubSpot	43,491	[a]	13,075,569
Salesforce	213,411	[a]	35,221,351
			96,790,592
Automobile Manufacturers - 3.3%
Tesla	35,037	[a]	23,594,617
Communications Equipment - 2.8%
Nokia, ADR	4,345,571		20,033,082
Data Processing & Outsourced Services - 7.6%
Block	370,358	[a]	22,762,203
PayPal Holdings	280,570	[a]	19,595,009
Visa, Cl. A	60,048	[b]	11,822,851
			54,180,063
Holding Companies-Divers - 1.7%
Figure Acquisition	1,236,808	[a]	12,157,823
Hotels, Resorts & Cruise Lines - 4.5%
Booking Holdings	18,207	[a]	31,843,861
Interactive Home Entertainment - 1.5%
Sea, ADR	154,457	[a]	10,326,995
Interactive Media & Services - 8.7%
Alphabet, Cl. C	23,065	[a]	50,453,534
Meta Platforms, Cl. A	69,312	[a]	11,176,560
			61,630,094
Internet & Direct Marketing Research - 4.9%
Amazon.com	327,278	[a]	34,760,196
Internet Services & Infrastructure - 1.8%
Shopify, Cl. A	82,710	[a]	2,583,860
Twilio, Cl. A	123,569	[a]	10,356,318
			12,940,178
Semiconductor Equipment - 8.9%
Applied Materials	357,772		32,550,097
Lam Research	72,338		30,826,839
			63,376,936
Semiconductors - 15.7%
Diodes	85,987	[a]	5,552,181
Marvell Technology	426,377		18,560,191
NVIDIA	92,613		14,039,205
Qualcomm	278,865		35,622,215

6

Description		Shares		Value ($)
Common Stocks - 95.6% (continued)
Semiconductors - 15.7% (continued)
Taiwan Semiconductor Manufacturing, ADR		465,931		38,089,859
				111,863,651
Systems Software - 14.9%
CrowdStrike Holdings, CI. A		73,134	[a]	12,327,467
Microsoft		203,733		52,324,746
ServiceNow		86,417	[a]	41,093,012
				105,745,225
Technology Hardware, Storage & Equipment - 4.6%
Apple		237,727		32,502,035
Trucking - 1.1%
Uber Technologies		382,618	[a]	7,828,364
Total Common Stocks (cost $667,789,681)				679,573,712

Private Equity - .6%
Real Estate - .2%
Roofstock		83,989	[c]	1,514,322
Software - .4%
Databricks		23,852	[c]	2,836,003
Total Private Equity (cost $7,734,655)				4,350,325
	1-Day Yield (%)
Investment Companies - 3.9%
Registered Investment Companies - 3.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $27,333,866)	1.48	27,333,866	[d]	27,333,866
Total Investments (cost $702,858,202)		100.1%		711,257,903
Liabilities, Less Cash and Receivables		(.1%)		(368,589)
Net Assets		100.0%		710,889,314

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2022, the value of the fund’s securities on loan was $11,704,520 and the value of the collateral was $12,097,001, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c The fund held Level 3 securities at June 30, 2022. These securities were valued at $4,350,325 or .61% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	70.0
Consumer Discretionary	12.7
Communication Services	10.1
Investment Companies	3.9
Diversified	1.7
Industrials	1.1
Technology	.4
Real Estate	.2
100.1

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 12/31/2021	Purchases ($)†	Sales ($)	Value ($) 6/30/2022	Dividends/ Distributions ($)
Registered Investment Companies - 3.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.8%	35,847,292	241,091,343	(249,604,769)	27,333,866	87,796
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .0%	362,002	27,919,808	(28,281,810)	-	14,060	††
Total - 3.9%	36,209,294	269,011,151	(277,886,579)	27,333,866	101,856

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $11,704,520)—Note 1(c):
Unaffiliated issuers	675,524,336	683,924,037
Affiliated issuers	27,333,866	27,333,866
Cash denominated in foreign currency	53,100	52,964
Dividends and securities lending income receivable		315,130
Receivable for shares of Beneficial Interest subscribed		109,517
Tax reclaim receivable—Note 1(b)		2,644
Prepaid expenses		8,913
		711,747,071
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		591,336
Payable for shares of Beneficial Interest redeemed		219,495
Trustees’ fees and expenses payable		1,620
Other accrued expenses		45,306
		857,757
Net Assets ($)		710,889,314
Composition of Net Assets ($):
Paid-in capital		741,969,403
Total distributable earnings (loss)		(31,080,089)
Net Assets ($)		710,889,314

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	171,409,259	539,480,055
Shares Outstanding	9,024,110	31,490,593
Net Asset Value Per Share ($)	18.99	17.13

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2022 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $102,267 foreign taxes withheld at source):
Unaffiliated issuers	1,542,535
Affiliated issuers	87,796
Income from securities lending—Note 1(c)	14,060
Total Income	1,644,391
Expenses:
Management fee—Note 3(a)	3,253,885
Distribution fees—Note 3(b)	824,141
Professional fees	41,553
Trustees’ fees and expenses—Note 3(c)	35,227
Custodian fees—Note 3(b)	19,603
Chief Compliance Officer fees—Note 3(b)	11,497
Loan commitment fees—Note 2	7,297
Prospectus and shareholders’ reports	4,392
Shareholder servicing costs—Note 3(b)	602
Miscellaneous	15,356
Total Expenses	4,213,553
Net Investment (Loss)	(2,569,162)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(36,182,086)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(448,029,590)
Net Realized and Unrealized Gain (Loss) on Investments	(484,211,676)
Net (Decrease) in Net Assets Resulting from Operations	(486,780,838)

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations ($):
Net investment (loss)	(2,569,162)	(7,280,526)
Net realized gain (loss) on investments	(36,182,086)	82,695,383
Net change in unrealized appreciation (depreciation) on investments	(448,029,590)	50,070,915
Net Increase (Decrease) in Net Assets Resulting from Operations	(486,780,838)	125,485,772
Distributions ($):
Distributions to shareholders:
Initial Shares	(18,328,459)	(32,359,709)
Service Shares	(64,142,065)	(111,542,791)
Total Distributions	(82,470,524)	(143,902,500)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	28,937,002	38,635,032
Service Shares	68,290,491	69,994,785
Distributions reinvested:
Initial Shares	18,328,459	32,359,709
Service Shares	64,142,065	111,542,791
Cost of shares redeemed:
Initial Shares	(7,238,099)	(29,954,495)
Service Shares	(11,857,690)	(48,205,685)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	160,602,228	174,372,137
Total Increase (Decrease) in Net Assets	(408,649,134)	155,955,409
Net Assets ($):
Beginning of Period	1,119,538,448	963,583,039
End of Period	710,889,314	1,119,538,448
Capital Share Transactions (Shares):
Initial Shares
Shares sold	1,152,522	1,082,297
Shares issued for distributions reinvested	671,126	1,048,937
Shares redeemed	(275,400)	(852,079)
Net Increase (Decrease) in Shares Outstanding	1,548,248	1,279,155
Service Shares
Shares sold	3,058,347	2,177,251
Shares issued for distributions reinvested	2,603,168	3,962,443
Shares redeemed	(499,156)	(1,499,462)
Net Increase (Decrease) in Shares Outstanding	5,162,359	4,640,232

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2022		Year Ended December 31,
Initial Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	35.59	36.68	25.26	22.56	23.95	17.69
Investment Operations:
Net investment income (loss)[a]	(.05)	(.17)	(.03)	.08	.04	(.01)
Net realized and unrealized gain (loss) on investments	(14.20)	4.14	14.68	5.55	(.11)	7.29
Total from Investment Operations	(14.25)	3.97	14.65	5.63	(.07)	7.28
Distributions:
Dividends from net investment income	-	-	(.08)	-	-	-
Dividends from net realized gain on investments	(2.35)	(5.06)	(3.15)	(2.93)	(1.32)	(1.02)
Total Distributions	(2.35)	(5.06)	(3.23)	(2.93)	(1.32)	(1.02)
Net asset value, end of period	18.99	35.59	36.68	25.26	22.56	23.95
Total Return (%)	(42.05)[b]	12.93	69.92	25.82	(.98)	42.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78[c]	.78	.78	.79	.79	.82
Ratio of net investment income (loss) to average net assets	(.40)[c]	(.49)	(.10)	.33	.14	(.05)
Portfolio Turnover Rate	28.46[b]	38.70	80.81	77.56	55.34	42.07
Net Assets, end of period ($ x 1,000)	171,409	266,078	227,325	140,591	119,470	122,670

a Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

12

Six Months Ended
June 30, 2022		Year Ended December 31,
Service Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	32.42	33.95	23.63	21.31	22.75	16.88
Investment Operations:
Net investment income (loss)[a]	(.07)	(.24)	(.09)	.02	(.03)	(.06)
Net realized and unrealized gain (loss) on investments	(12.87)	3.77	13.58	5.23	(.09)	6.95
Total from Investment Operations	(12.94)	3.53	13.49	5.25	(.12)	6.89
Distributions:
Dividends from net investment income	-	-	(.02)	-	-	-
Dividends from net realized gain on investments	(2.35)	(5.06)	(3.15)	(2.93)	(1.32)	(1.02)
Total Distributions	(2.35)	(5.06)	(3.17)	(2.93)	(1.32)	(1.02)
Net asset value, end of period	17.13	32.42	33.95	23.63	21.31	22.75
Total Return (%)	(42.13)[b]	12.64	69.57	25.51	(1.27)	42.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03[c]	1.03	1.03	1.04	1.04	1.07
Ratio of net investment income (loss) to average net assets	(.65)[c]	(.74)	(.34)	.08	(.11)	(.30)
Portfolio Turnover Rate	28.46[b]	38.70	80.81	77.56	55.34	42.07
Net Assets, end of period ($ x 1,000)	539,480	853,460	736,258	475,148	388,151	365,231

a Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Technology Growth Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

14

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value

16

could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of June 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	679,573,712	-	-	679,573,712
Equity Securities - Private Equity	-	-	4,350,325	4,350,325
Investment Companies	27,333,866	-	-	27,333,866

† See Statement of Investments for additional detailed categorizations, if any.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities- Private Equity ($)
Balance as of 12/31/2021	5,556,562
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(3,682,661)
Purchases/Issuances	2,476,424
Sales/Dispositions	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balances as of 6/30/2022†	4,350,325
The amount of total realized gains (losses) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 6/30/2022	(3,682,661)

† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of June 30, 2022. In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used. The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values.

Issue Name- Asset Category	Value ($)	Valuation Technologies/ Methodologies	Unobservable Inputs	Range	Weighted Average
Private Equity:
Databricks	2,836,003	Enterprise Value	Enterprise Value Price	107.01-130.79	118.90
Roofstock	1,514,322	Enterprise Value	Enterprise Value Price	16.23-19.83	18.03

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions

18

between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ended June 30, 2022, BNY Mellon earned $1,917 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

20

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2021 was as follows: ordinary income $65,968,826 and long-term capital gains $77,933,674. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2022, the fund did not borrow under the Facilities.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2022, Service shares were charged $824,141 pursuant to the Distribution Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2022, the fund was charged $536 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

22

The fund compensates the Custodian under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2022, the fund was charged $19,603 pursuant to the custody agreement.

During the period ended June 30, 2022, the fund was charged $11,497 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $461,273, Distribution Plan fees of $116,771, Custodian fees of $6,859, Chief Compliance Officer fees of $6,243 and Transfer Agent fees of $190.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended June 30, 2022, amounted to $330,813,967 and $247,054,864, respectively.

At June 30, 2022, accumulated net unrealized appreciation on investments was $8,399,701, consisting of $142,788,226 gross unrealized appreciation and $134,388,525 gross unrealized depreciation.

At June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

23

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon Investment Portfolios, Technology Growth Portfolio

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Newton Investment Management
North America, LLC
BNY Mellon Center
201 Washington Street
Boston, MA 02108

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0175SA0622

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Portfolios

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 8, 2022

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: August 8, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)